OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2019	$147	$(70)	$77
Additions	-	(3)	(3)
Reclassification – property held for sale	(74)	-	(74)

At December 31, 2019	73	(73)	-
Additions	-	-	-

At December 31, 2020	-	-	-

Accumulated amortization:

At January 1, 2019	13	(77)	(64)
Amortization charge for the year	(19)	4	(15)
Reclassification – property held for sale	79	-	79

At December 31, 2019	73	(73)	-
Amortization charge for the year	-	-	-

At December 31, 2020	-	-	-

Other assets, net:

At December 31, 2020	$-	$-	$-

At December 31, 2019	$-	$-	$-